Other non-current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 22, 2010	Dec. 31, 2011 Ocean Rig Mykonos	Dec. 31, 2012 Samsung option contract Number_of_Options	Sep. 20, 2012 Samsung option contract Number_of_Options	Dec. 31, 2011 Samsung option contract Number_of_Options	May 16, 2011 Samsung option contract Number_of_Options	Nov. 22, 2010 Samsung option contract Number_of_Options
Security deposits	$ 0	$ 33,100			$ 33,100
Number of options for the construction of drillships.										4
Number of additional options per addendum									2
Total number of options						6
Amount transfered to "Advances for vessels and drillships under construction"	992,825	754,925	1,888,490				24,756	74,268
Number of options exercised							1	3
Number of options not exercised						2
Non-refundable slot reservation fee per drillship				$ 24,756